Acquisition and Business Combinations - Goodwill (Details) R in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2026 ZAR (R)	Jun. 30, 2025 ZAR (R)	Oct. 24, 2025 ZAR (R)	Oct. 23, 2025 ZAR (R)	Oct. 23, 2025 USD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill recognised as of acquisition date			R 2,558
Changes in goodwill [abstract]
Goodwill at beginning of period	R 0	R 0
Goodwill recognised as of acquisition date			2,558
Increase (decrease) through net exchange differences, goodwill	20	0
Goodwill at end of period	2,578	0
Goodwill	2,578	0
CSA
Changes in goodwill [abstract]
Goodwill at beginning of period	0
Goodwill at end of period	2,578	0
Goodwill	R 2,578	R 0
MAC Copper
Disclosure of reconciliation of changes in goodwill [line items]
Cash consideration paid			17,480	R 17,480	$ 1,000
Identifiable assets acquired (liabilities assumed)			14,922
Goodwill recognised as of acquisition date			2,558
Changes in goodwill [abstract]
Goodwill recognised as of acquisition date			R 2,558
Description of factors that make up goodwill recognised	The goodwill has been allocated to CSA. The goodwill recognised is mainly attributable to broader strategic benefits to Harmony arising from the acquisition, including increased exposure to copper, portfolio diversification, enhanced operating scale, strategic optionality in relation to future mine planning and development, and the potential to leverage Harmony's technical, operational and financial capabilities across the acquired asset base. None of the goodwill recognised is expected to be deductible for tax purposes.